UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Oppenheimer Asset Management Inc.
Address: 200 Park Avenue
         New York, NY  10166

13F File Number:  28-10748

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Deborah Kaback
Title:     Senior Vice President
Phone:     212.667.4395

Signature, Place, and Date of Signing:

     /s/  Deborah Kaback     New York, NY     November 12, 2008

Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[ X]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     24

Form13F Information Table Value Total:     $8,811 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

1    28-10457                      Alkeon Capital Management, LLC
2    28-06443                      Eden Capital Management Partners LP
3    28-04503                      Ridgecrest Investment Management
4    28-04847                      KBW Asset Management, Inc
5    28-00017                      PENN Capital Management Co, Inc.

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105      308     6653 SH       DEFINED                     0        0     6653
AMPHENOL CORP NEW              CL A             032095101      550    13698 SH       DEFINED                     0        0    13698
BIG LOTS INC                   COM              089302103      277     9954 SH       DEFINED                     0        0     9954
BLACKROCK INC                  COM              09247X101      540     2778 SH       DEFINED                     0        0     2778
BMC SOFTWARE INC               COM              055921100      252     8802 SH       DEFINED                     0        0     8802
C H ROBINSON WORLDWIDE INC     COM NEW          12541W209      249     4879 SH       DEFINED                     0        0     4879
CAMERON INTERNATIONAL CORP     COM              13342B105      346     8979 SH       DEFINED                     0        0     8979
CHINA MOBILE LIMITED           SPONSORED ADR    16941M109      580    11582 SH       DEFINED                     0        0    11582
COLGATE PALMOLIVE CO           COM              194162103      320     4253 SH       DEFINED                     0        0     4253
CSX CORP                       COM              126408103      372     6818 SH       DEFINED                     0        0     6818
DANAHER CORP DEL               COM              235851102      232     3348 SH       DEFINED                     0        0     3348
EXXON MOBIL CORP               COM              30231G102      710     9140 SH       DEFINED                     0        0     9140
FMC TECHNOLOGIES INC           COM              30249U101      272     5840 SH       DEFINED                     0        0     5840
GARTNER INC                    COM              366651107      246    10867 SH       DEFINED                     0        0    10867
HASBRO INC                     COM              418056107      262     7533 SH       DEFINED                     0        0     7533
ITT EDUCATIONAL SERVICES INC   COM              45068B109      306     3778 SH       DEFINED                     0        0     3778
MCDONALDS CORP                 COM              580135101      360     5838 SH       DEFINED                     0        0     5838
OCEANEERING INTL INC           COM              675232102      207     3891 SH       DEFINED                     0        0     3891
OPEN JT STK CO-VIMPEL COMMUN   SPONSORED ADR    68370R109      382    18812 SH       DEFINED                     0        0    18812
ORACLE CORP                    COM              68389X105      406    20014 SH       DEFINED                     0        0    20014
SPRINT NEXTEL CORP             COM SER 1        852061100       77    12685 SH       DEFINED                     0        0    12685
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209      441     9620 SH       DEFINED                     0        0     9620
THERMO FISHER SCIENTIFIC INC   COM              883556102      273     4962 SH       DEFINED                     0        0     4962
XTO ENERGY INC                 COM              98385X106      843    18124 SH       DEFINED                     0        0    18124